Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Loss (in thousands)[7]	Revenue (in thousands)[8]
2022	$15,877,812	$4,187,889	$1,585,440	$614,106	$589.78	$113.21	$(91,560)	$61,139
2021	$18,003,751	$9,729,230	$1,595,865.25	$563,947	$1,425.27	$149.22	$(55,119)	$20,940
2020	$943,757	$5,402,379	$622,999	$4,749,775	$2,298.39	$132.49	$(17,846)	$6,231

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]

(1)	During fiscal year 2020, 2021 and 2022, Mr. Farkas served as our Principal Executive Officer (“PEO”). The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.

Peer Group Issuers, Footnote [Text Block]
(6)	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ respective stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published index: S&P 500 index, which is one of the company’s indices utilized in the stock performance graph set forth in our Annual Report.

PEO Total Compensation Amount	$ 15,877,812	$ 18,003,751	$ 943,757
PEO Actually Paid Compensation Amount	$ 4,187,889	9,729,230	5,402,379
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Farkas as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Farkas during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Farkas’ total compensation for each year to determine the compensation actually paid:

Mr. Farkas	2020	2021	2022
Summary Compensation Table Total	$943,757	$18,003,751	$15,877,812
Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(240,000)	$(15,199,541)	$(12,473,546)
Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,633,246	$8,451,827	$4,185,406
Plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$(1,212,302)	$(7,443,046)
Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$65,376	$21,437	$4,192,843
Plus, Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$(335,942)	$(151,580)
Less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid to Mr. Farkas	$5,402,379	$9,729,230	$4,187,889

Non-PEO NEO Average Total Compensation Amount	$ 1,585,440	1,595,865.25	622,999
Non-PEO NEO Average Compensation Actually Paid Amount	$ 614,106	563,947	4,749,775
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for each year to determine the compensation actually paid:

Average Non-PEO NEOs	2020	2021	2022
Summary Compensation Table Total	$622,999	$1,595,865	$1,585,440
Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(240,829)	$(984,513)	$(813,397)
Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,367,605	$531,083	$375,302
Plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$(701,231)	$(618,539)
Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	$0	$0	$231,454
Plus, Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$122,743	$(146,154)
Less, Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid to Non-PEO NEOs	$4,749,775	$563,947	$614,106

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between (i) the Company’s cumulative total shareholder return over the three most recently completed fiscal years and the S&P 500 index’s cumulative total shareholder return over the same period, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs and our revenue during the three most recently completed fiscal years.

Tabular List [Table Text Block]

Blink selected the following measures as most important to link compensation actually paid to our NEOs for fiscal year 2022 to company performance.

Most Important Measures for Determining PEO and Non-PEO NEO Pay
Revenue
Sales
Capital Raise

Total Shareholder Return Amount	$ 589.78	1,425.27	2,298.39
Peer Group Total Shareholder Return Amount	113.21	149.22	132.49
Net Income (Loss) Attributable to Parent	$ (91,560,000)	$ (55,119,000)	$ (17,846,000)
Company Selected Measure Amount	61,139,000	20,940,000	6,231,000
PEO Name	Mr. Farkas	Mr. Farkas	Mr. Farkas
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Capital Raise
Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,473,546)	$ (15,199,541)	$ (240,000)
Grant Date Fair Value Of Option Awards And Stock Awards Granted In Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(813,397)	(984,513)	(240,829)
Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,185,406	8,451,827	4,633,246
Fair Value At Fiscal Year End Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	375,302	531,083	4,367,605
Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,443,046)	(1,212,302)	0
Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(618,539)	(701,231)	0
Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,192,843	21,437	65,376
Fair Value At Vesting Of Option Awards And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	231,454	0	0
Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(151,580)	(335,942)	0
Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(146,154)	122,743	0
Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Fair Value As Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0